Statements of Cash Flows - Summary of Cash Generated From Operations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash Flow Statement [Abstract]
Profit (loss) for the year	₩ 39,730	₩ 31,386	₩ 13,314
Depreciation expense	2,748	545	375
Amortization expense	905	868	145
Bad debt expenses	281	151	74
Unrealized foreign currency loss	267	99	671
Interest expense	277
Loss on retirement and disposal of property and equipment		5	37
Impairment losses on intangible assets	486	623	230
Post-employment benefit expense (Reversal of allowance for retirement benefit)	(4)	50	164
Income tax expense	11,526	3,053	1,144
Unrealized foreign currency gain	(119)	(81)	(288)
Interest income	(1,626)	(819)	(554)
Gain on disposal of property and equipment	(3)	(16)	(2)
Reversal of other bad debt allowances	(34)
Gain on disposal of intangible assets	(1)
Change in accounts receivables	30,143	(18,573)	(27,786)
Change in other receivables	232	406	12
Change in prepaid expenses	1,981	544	(1,390)
Change in advance payments	(204)
Change in other current assets	(556)	192	(400)
Change in other non-current assets	(1,860)	(1,137)	(449)
Change in accounts payables	(37,145)	27,319	35,046
Change in deferred revenue	(9,631)	(2,707)	1,980
Change in withholdings	(397)	580	1,239
Change in accrued expenses	140	(7)	187
Change in other current liabilities	113	(13)	68
Change in long-term deferred revenue	0	100	4,111
Change in other non-current liabilities	(463)		261
Change in advance receipt	434
Total	₩ 37,220	₩ 42,571	₩ 28,189